Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executives and certain financial performance measures over the last five fiscal years.
Pay Versus Performance Disclosure Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compen- sation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income (millions) ($)	Adjusted EBITDA (millions) ($)(6)
2024	$3,966,753	$3,599,569	$1,373,241	$1,243,930	$184.94	$216.23	$76.5	$151.2
2023	$3,166,744	$4,254,860	$820,010	$822,207	$202.95	$252.38	$(12.4)	$101.5
2022	$4,906,384	$5,644,810	$1,256,393	$1,308,060	177.34	$214.76	$159.4	$226.8
2021	$2,593,200	$4,886,997	$701,533	$927,498	159.18	$189.74	$182.0	$252.9
2020	$2,171,564	$1,348,413	$559,558	$485,153	71.77	$81.82	$(225.6)	$71.8

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wobensmith, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows:

Adjustments to Determine Compensation Actually Paid for CEO	2024	2023	2022	2021	2020
SCT Total for CEO	$3,966,753	$3,166,744	$4,906,384	$2,593,200	$2,171,564
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)	(600,001)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	(300,000)	(338,763)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$1,372,485	1,376,554	2,827,991	1,141,870	828,851
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(593,272)	277,223	(50,922)	1,537,011	(565,922)
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	287,510	630,984	727,009	471,054	(178,198)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	456,796	215,399	384,332	43,862	30,882
Compensation Actually Paid to CEO	$3,599,569	$4,254,860	$5,644,810	$4,886,997	$1,348,413

(3)
The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year. Our named executive officers other than Mr. Wobensmith consist of Messrs. Allen, Adamo and Christensen for 2024; Messrs. Allen, Adamo, Christensen, Zafolias, and Hughes for 2023; Messrs. Adamo, Zafolias, and Hughes for 2022 and 2021; and Messrs. Adamo, Zafolias, Hughes, and Regan for 2020.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2024	2023	2022	2021	2020
Average SCT Total for Non-CEO NEOs	$1,373,241	$820,010	$1,256,393	$701,533	$559,558
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(584,191)	(279,261)	(683,327)	(67,778)	(100,835)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	(33,889)	(56,931)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	427,375	275,884	624,353	128,988	139,294
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	(167,048)	36,187	(13,231)	151,827	(37,247)
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	63,390	88,301	67,587	42,198	(23,453)
Deduction for Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	(151,520)	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	131,163	32,607	56,283	4,618	4,768
Average Compensation Actually Paid to Non-CEO NEOs	$1,243,930	$822,207	$1,308,060	$927,498	$485,153

(5)
The peer group used for this purpose from consists of Star Bulk Carriers Corp., Diana Shipping Inc., Golden Ocean Group Limited, Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Belships ASA, Seanergy Maritime Holdings Corp., and Thorensen Thai Agencies Plc. Eagle Bulk Shipping was removed from this peer group in 2024 as it ceased to be a publicly traded company in April 2024.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wobensmith, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(3)
The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year. Our named executive officers other than Mr. Wobensmith consist of Messrs. Allen, Adamo and Christensen for 2024; Messrs. Allen, Adamo, Christensen, Zafolias, and Hughes for 2023; Messrs. Adamo, Zafolias, and Hughes for 2022 and 2021; and Messrs. Adamo, Zafolias, Hughes, and Regan for 2020.

Peer Group Issuers, Footnote
(5)
The peer group used for this purpose from consists of Star Bulk Carriers Corp., Diana Shipping Inc., Golden Ocean Group Limited, Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Belships ASA, Seanergy Maritime Holdings Corp., and Thorensen Thai Agencies Plc. Eagle Bulk Shipping was removed from this peer group in 2024 as it ceased to be a publicly traded company in April 2024.

PEO Total Compensation Amount	$ 3,966,753	$ 3,166,744	$ 4,906,384	$ 2,593,200	$ 2,171,564
PEO Actually Paid Compensation Amount	$ 3,599,569	4,254,860	5,644,810	4,886,997	1,348,413
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows:

Adjustments to Determine Compensation Actually Paid for CEO	2024	2023	2022	2021	2020
SCT Total for CEO	$3,966,753	$3,166,744	$4,906,384	$2,593,200	$2,171,564
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)	(600,001)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	(300,000)	(338,763)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	$1,372,485	1,376,554	2,827,991	1,141,870	828,851
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(593,272)	277,223	(50,922)	1,537,011	(565,922)
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	287,510	630,984	727,009	471,054	(178,198)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	456,796	215,399	384,332	43,862	30,882
Compensation Actually Paid to CEO	$3,599,569	$4,254,860	$5,644,810	$4,886,997	$1,348,413

Non-PEO NEO Average Total Compensation Amount	$ 1,373,241	820,010	1,256,393	701,533	559,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,243,930	822,207	1,308,060	927,498	485,153
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in this column were calculated as follows, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2024	2023	2022	2021	2020
Average SCT Total for Non-CEO NEOs	$1,373,241	$820,010	$1,256,393	$701,533	$559,558
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(584,191)	(279,261)	(683,327)	(67,778)	(100,835)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	—	(33,889)	(56,931)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	427,375	275,884	624,353	128,988	139,294
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	(167,048)	36,187	(13,231)	151,827	(37,247)
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	63,390	88,301	67,587	42,198	(23,453)
Deduction for Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	(151,520)	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	131,163	32,607	56,283	4,618	4,768
Average Compensation Actually Paid to Non-CEO NEOs	$1,243,930	$822,207	$1,308,060	$927,498	$485,153

Compensation Actually Paid vs. Total Shareholder Return
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our Non-CEO NEOs versus the five-year cumulative TSR of the Company and our peer group referenced above in note 5:

Compensation Actually Paid vs. Net Income
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the Company’s Net Income and the Company’s selected measure, Adjusted EBITDA:

Compensation Actually Paid vs. Company Selected Measure
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the Company’s Net Income and the Company’s selected measure, Adjusted EBITDA:

Total Shareholder Return Vs Peer Group
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our Non-CEO NEOs versus the five-year cumulative TSR of the Company and our peer group referenced above in note 5:

Tabular List, Table
Most Important Performance Measures
The following is a list of seven performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our named executives in 2024 to Company performance:

Adjusted EBITDA	TCE vs. Benchmark	Relative TSR%	Return on Invested Capital
Free Cash Flow	Cost vs. Budget	Strategic Goals

For a further description of these performance measures, please see Appendix A.

Total Shareholder Return Amount	$ 184.94	202.95	177.34	159.18	71.77
Peer Group Total Shareholder Return Amount	$ 216.23	$ 252.38	$ 214.76	$ 189.74	$ 81.82
Company Selected Measure Amount	151,200,000	101,500,000	226,800,000	252,900,000	71,800,000
PEO Name	Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 76,500,000	$ (12,400,000)	$ 159,400,000	$ 182,000,000	$ (225,600,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	TCE vs. Benchmark
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR%
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Cost vs. Budget
Measure:: 7
Pay vs Performance Disclosure
Name	Strategic Goals
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,372,485	1,376,554	2,827,991	1,141,870	828,851
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,272)	277,223	(50,922)	1,537,011	(565,922)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,510	630,984	727,009	471,054	(178,198)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	456,796	215,399	384,332	43,862	30,882
PEO | Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,890,703)	(1,412,044)	(3,149,984)	(600,000)	(600,001)
PEO | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(300,000)	(338,763)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,375	275,884	624,353	128,988	139,294
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,048)	36,187	(13,231)	151,827	(37,247)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,390	88,301	67,587	42,198	(23,453)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(151,520)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,163	32,607	56,283	4,618	4,768
Non-PEO NEO | Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(584,191)	(279,261)	(683,327)	(67,778)	(100,835)
Non-PEO NEO | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (33,889)	$ (56,931)